Loan Commitments and Letters of Credit (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Commitments to originate loans	$ 8,742	$ 11,123
Undisbursed construction loans	9,193	3,406
Undisbursed home equity lines of credit	41,031	23,019
Undisbursed commercial lines of credit	59,930	23,842
Overdraft protection lines	1,221	1,190
Standby letters of credit	81	611
Total loan commitments and letters of credit	120,198	63,191
Future fixed rate loan commitments	$ 6,900	$ 10,600
Future fixed rate loan commitments rate, stated percentage rate range, minimum	2.75%	2.63%
Future fixed rate loan commitments rate, stated percentage rate range, maximum	5.75%	7.00%